Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 30, 2012 $410.0 million Former Term Loan [Member] Senior Secured [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Apr. 30, 2012 $50.0 million Former Revolving Credit Facility [Member]	Dec. 30, 2012 $50.0 million Former Revolving Credit Facility [Member] Senior Secured [Member]	Sep. 29, 2013 $35.0 million Senior Subordinated Promissory Notes [Member] Senior Subordinated Notes [Member]	Dec. 30, 2012 $35.0 million Senior Subordinated Promissory Notes [Member] Senior Subordinated Notes [Member]	May 31, 2012 $35.0 million Senior Subordinated Promissory Notes [Member] Senior Subordinated Notes [Member]	Sep. 29, 2013 $700.0 million Term Loan, net of original issue discount [Member] Senior Secured [Member]	Sep. 29, 2013 $60.0 million Revolving Credit Facility [Member] Senior Secured [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 410.0	$ 50.0	$ 50.0	$ 50.0		$ 35.0	$ 35.0	$ 700.0	$ 60.0